Acquisitions and Divestitures - 2015 Acquisitions (Details) - Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P. $ in Thousands	Sep. 03, 2015 USD ($) a	Sep. 01, 2015 USD ($)
Acquisition 1
Business Acquisition [Line Items]
Cash consideration		$ 16,006
Fair value of assets and liabilities acquired:
Proved oil and natural gas properties		7,731
Unproved oil and natural gas properties		8,312
Total fair value of oil and natural gas properties acquired		16,043
Asset retirement obligation		(37)
Total fair value of net assets acquired		$ 16,006
Acquisition 2
Business Acquisition [Line Items]
Area of land (in acres) | a	1,804
Cash consideration	$ 6,369
Fair value of assets and liabilities acquired:
Proved oil and natural gas properties	6,491
Total fair value of oil and natural gas properties acquired	6,491
Asset retirement obligation	(122)
Total fair value of net assets acquired	$ 6,369